UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

USCA Shield Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 77.23%[a]
Communications - 5.26%[a]
CenturyLink, Inc.[b]	4,200	$99,876
Twenty-First Century Fox, Inc.[b]	3,200	89,728
Verizon Communications Inc.[b]	1,500	80,070
The Walt Disney Company[b]	1,000	104,220
		373,894
Consumer Discretionary - 9.33%[a]
Bed Bath & Beyond Inc.[b]	2,700	109,728
Delphi Automotive PLCbc	1,800	121,230
The Gap, Inc.[b]	4,600	103,224
Genuine Parts Company[b]	1,000	95,540
Macy's, Inc.[b]	3,500	125,335
Whirlpool Corporation[b]	600	109,062
		664,119
Consumer Staples - 20.51%[a]
Bunge Limitedbc	1,400	101,136
The Coca-Cola Company[b]	2,500	103,650
CVS Health Corporation[b]	1,300	102,583
Dollar General Corporation[b]	1,300	96,291
Dr Pepper Snapple Group, Inc.[b]	1,000	90,670
General Mills, Inc.[b]	1,600	98,832
Hormel Foods Corporation[b]	2,800	97,468
The Procter & Gamble Company[b]	1,200	100,896
Target Corp.[b]	1,700	122,791
Tyson Foods, Inc.[b]	2,000	123,360
Unilever N.V. ADRbc	2,500	102,650
Walgreens Boots Alliance, Inc.[b]	1,300	107,588
Wal-Mart Stores Inc.[b]	1,500	103,680
Whole Foods Market, Inc.[b]	3,500	107,660
		1,459,255
Energy - 1.64%[a]
Cabot Oil & Gas Corporation[b]	4,400	102,784
Valero Energy Corporation[b]	200	13,664
		116,448
Financials - 6.33%[a]
Aflac Incorporated[b]	1,500	104,400
American Express Company[b]	1,700	125,936

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Shield Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Shares	Fair Value
Financials - (continued) - 6.33%[a]
Bank of America[b]	4,400	97,240
The Travelers Companies, Inc.[b]	100	12,242
Wells Fargo & Company[b]	2,000	110,220
		450,038
Health Care - 17.32%[a]
Abbott Labs[b]	3,200	$122,912
AbbVie Inc.[b]	2,000	125,240
AmerisourceBergen Corporation[b]	1,600	125,104
Amgen Inc.[b]	800	116,968
Cardinal Health, Inc.[b]	1,700	122,349
Gilead Sciences, Inc.[b]	1,700	121,737
Johnson & Johnson[b]	1,100	126,731
Medtronic Public Limited Companybc	1,700	121,091
Merck & Co., Inc.[b]	2,100	123,627
Pfizer Inc.[b]	3,900	126,672
		1,232,431
Industrials - 4.51%[a]
Chicago Bridge & Iron Company N.V.bc	3,800	120,650
Cummins Inc.[b]	700	95,669
Honeywell International Inc.[b]	900	104,265
		320,584
Materials - 1.90%[a]
Eastman Chemical Company[b]	1,800	135,378

Technology - 7.40%[a]
Apple Inc.[b]	900	104,238
Cisco Systems, Inc.[b]	3,300	99,726
HP Inc.[b]	8,300	123,172
IBM[b]	600	99,594
Oracle Corporation[b]	2,600	99,970
		526,700
Utilities - 3.03%[a]
American Electric Power Company, Inc.[b]	1,700	107,032
Duke Energy Corporation[b]	1,400	108,668
		215,700

TOTAL COMMON STOCK (Cost $5,546,374)		5,494,547

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Shield Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Shares	Fair Value

INVESTMENTS IN INVESTMENT COMPANIES - 5.94%[a]
Long Equity - Domestic - 5.94%
SPDR Gold Shares[b]	1,000	109,610
SPDR S&P 500 ETF[b]	1,400	312,942
		422,552

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $427,165)		422,552
SHORT TERM INVESTMENT - 17.08%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.37%[d]
	1,215,070	$1,215,070

TOTAL SHORT TERM INVESTMENTS (Cost $1,215,070)		1,215,070

Total Investments (Cost $7,188,609) - 100.25%[a]		$7,132,169
Total Value of Options Written (Premiums received $159,378) - (1.76%)		(125,505)
Assets in Excess of Other Liabilities - 1.51%[a]		107,852
TOTAL NET ASSETS - 100.00%[a]		$7,114,516

Footnotes
ADR - American Depository Receipt.
[a] Percentages are stated as a percent of net assets.
[b] All or a portion of the security represents cover for outstanding call option contracts written.
[c] Foreign issued security.
[d] Rate reported is the 7-day current yield as of December 31, 2016.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Shield Fund
SCHEDULE OF OPTIONS WRITTEN
12/31/2016 (Unaudited)

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Abbott Labs	January 2017	$39.00	32	$(1,376)
AbbVie Inc.	January 2017	60.00	10	(2,890)
AbbVie Inc.	February 2017	62.50	10	(2,005)
Aflac Incorporated	February 2017	72.50	13	(637)
Aflac Incorporated	February 2017	75.00	2	(24)
American Electric Power Company, Inc.	January 2017	62.50	7	(910)
American Electric Power Company, Inc.	February 2017	60.00	10	(3,700)
American Express Company	January 2017	75.00	17	(2,287)
AmerisourceBergen Corporation	February 2017	80.00	16	(3,920)
Amgen Inc.	January 2017	150.00	8	(1,252)
Apple Inc.	January 2017	115.00	9	(2,133)
Bank of America	February 2017	22.00	44	(4,730)
Bed Bath & Beyond Inc.	January 2017	47.50	23	(184)
Bed Bath & Beyond Inc.	February 2017	42.50	4	(338)
Bunge Limited	January 2017	72.50	14	(2,100)
Cabot Oil & Gas Corporation	January 2017	25.00	44	(1,650)
Cardinal Health, Inc.	January 2017	75.00	12	(630)
Cardinal Health, Inc.	March 2017	70.00	5	(2,300)
CenturyLink, Inc.	January 2017	25.00	42	(735)
Chicago Bridge & Iron Company N.V.	January 2017	35.00	32	(560)
Chicago Bridge & Iron Company N.V.	April 2017	37.50	6	(510)
Cisco Systems, Inc.	January 2017	31.00	5	(55)
Cisco Systems, Inc.	February 2017	30.00	28	(2,688)
The Coca-Cola Company	February 2017	42.00	25	(1,838)
Cummins Inc.	February 2017	140.00	7	(2,765)
CVS Health Corporation	January 2017	77.50	2	(458)
CVS Health Corporation	February 2017	80.00	11	(2,178)
Delphi Automotive PLC	January 2017	72.50	14	(665)
Delphi Automotive PLC	February 2017	70.00	4	(760)
Dollar General Corporation	January 2017	75.00	2	(305)
Dollar General Corporation	February 2017	77.50	11	(1,760)
Dr Pepper Snapple Group, Inc.	January 2017	87.50	8	(2,840)
Dr Pepper Snapple Group, Inc.	February 2017	90.00	2	(580)
Duke Energy Corporation	January 2017	75.00	14	(4,340)
Eastman Chemical Company	March 2017	75.00	18	(6,660)
The Gap, Inc.	January 2017	25.00	46	(1,173)
General Mills, Inc.	January 2017	62.50	16	(880)
Genuine Parts Company	January 2017	97.50	2	(165)
Genuine Parts Company	February 2017	100.00	8	(840)
Gilead Sciences, Inc.	February 2017	77.50	17	(2,151)
Honeywell International Inc.	January 2017	115.00	9	(2,097)
Hormel Foods Corporation	January 2017	35.00	28	(1,610)
HP Inc.	February 2017	16.00	83	(1,328)
IBM	January 2017	160.00	1	(805)
IBM	February 2017	165.00	5	(2,713)
Johnson & Johnson	January 2017	110.00	6	(3,435)
Johnson & Johnson	February 2017	115.00	5	(1,393)
Macy's, Inc.	January 2017	42.50	27	(162)
Macy's, Inc.	February 2017	39.00	8	(528)
Medtronic Public Limited Company	January 2017	72.50	17	(1,241)
Merck & Co., Inc.	January 2017	60.00	8	(488)
Merck & Co., Inc.	February 2017	62.50	13	(715)
Oracle Corporation	January 2017	39.00	6	(177)
Oracle Corporation	February 2017	41.00	20	(250)
Pfizer Inc.	February 2017	33.00	39	(2,418)
The Procter & Gamble Company	January 2017	82.50	2	(440)
The Procter & Gamble Company	February 2017	85.00	10	(1,470)
SPDR Gold Shares	January 2017	116.00	1	(19)
SPDR Gold Shares	February 2017	115.00	5	(375)
SPDR Gold Shares	March 2017	112.00	4	(860)
SPDR S&P 500 ETF	January 2017	255.00	7	(1,127)
SPDR S&P 500 ETF	January 2017	226.00	7	(837)
Target Corp.	January 2017	77.50	13	(169)
Target Corp.	February 2017	75.00	4	(412)
The Travelers Companies, Inc.	January 2017	115.00	1	(775)
Twenty-First Century Fox, Inc.	January 2017	27.00	12	(1,560)
Twenty-First Century Fox, Inc.	April 2017	29.00	20	(2,250)
Tyson Foods, Inc.	January 2017	60.00	11	(2,805)
Tyson Foods, Inc.	January 2017	62.50	9	(1,035)
Unilever N.V. ADRb	February 2017	40.00	25	(4,313)
Valero Energy Corporation	January 2017	62.50	2	(1,235)
Verizon Communications Inc.	January 2017	50.00	3	(1,035)
Verizon Communications Inc.	February 2017	52.50	12	(1,938)
Walgreens Boots Alliance, Inc.	January 2017	85.00	13	(1,840)

The Walt Disney Company	February 2017	105.00	10	(2,730)
Wal-Mart Stores Inc.	January 2017	72.50	15	(210)
Wells Fargo & Company	January 2017	55.00	20	(2,780)
Whirlpool Corporation	January 2017	175.00	6	(4,935)
Whole Foods Market, Inc.	February 2017	32.00	35	(3,028)

Total Value of Call Options Written (Premiums received $159,378)				$(125,505)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$7,188,609
Gross unrealized appreciation	53,206
Gross unrealized depreciation	(109,646)
Net unrealized depreciation	$(56,440)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees.  Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fair Value Measurements
Standards for Fair Value Determinations.  As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Assets
Common Stock (a)	$5,494,547	$-	$-	$5,494,547
Investment Companies	422,552	-	-	422,552
Short Term Investments (b)	1,215,070	-	-	1,215,070
Total Assets	$7,132,169	$-	$-	$7,132,169
Liabilities
Written Options	$125,505	$-	$-	$125,505
Total Liabilities	$125,505	$-	$-	$125,505
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short Term Investments that are sweep investments for cash balances in the Fund at December 31, 2016.

During the period ended December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of the call option premium received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging.  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 29, 2016 through December 31, 2016, are as follows:

	Contracts	Premium
Options outstanding at November 29, 2016	-	$-
Options written	1,156	164,025
Options Closed	(19)	(2,836)
Options exercised	(15)	(1,811)
Options expired	-	-
Options outstanding at December 31, 2016	1,122	$159,378

The average monthly fair value of written options during the period from November 29, 2016 to December 31, 2016 was $66,368.

The following tables present the types and fair value of derivatives by location at December 31, 2016:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$ 125,505

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Appreciation of Derivatives
Written equity options	Options	$ -	$33,873

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title)  /s/ Phil Pilibosian
   Phil Pilibosian, President

Date  February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Phil Pilibosian
    Phil Pilibosian, President

Date  February 14, 2017

By (Signature and Title)  /s/ Ivana Shumberg
   Ivana Shumberg, Treasurer

Date  February 14, 2017